CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Convertible preferred stock, shares authorized	12,500,000	12,500,000	12,500,000
Common stock, shares authorized	350,000,000	350,000,000	200,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	216,045,389	180,401,405	113,260,006
Common stock, shares outstanding	216,045,389	180,401,405	113,260,006
Series A Preferred Stock [Member]
Preferred Stock Shares Designated	0	2,000,000	2,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0